Share-Based Compensation - Summary of WhiteWave Options Outstanding (Detail) (WhiteWave Foods [Member], $15.17 to $17.00 [Member], USD $)	12 Months Ended
Dec. 31, 2012
WhiteWave Foods [Member] | $15.17 to $17.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price range, Lower limit	$ 15.17
Exercise price range, Upper limit	$ 17.00
Number Outstanding, Options Outstanding	2,445,327
Weighted-Average Remaining Contractual Life, Options Outstanding	9 years 9 months 26 days
Weighted-Average Exercise Price, Options Outstanding	$ 16.98